Leases - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Leases [Abstract]
2014	$ 25,076	$ 26,009
2015	21,183	24,875
2016	17,783	21,041
2017	14,931	17,804
2018	6,162	14,931
And thereafter	12,947	19,109
Gross lease payments	117,579	123,769
Less: non-cancelable subtenant receipts	(1,593)	(1,711)
Net lease payments	$ 115,986	$ 122,058